Pensions and Other Post-Employment Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Pension Benefits
Disclosure of defined benefit plans [line items]
Weighted average duration	14 years
Percentage of employees contribution under pension plan	4.00%
Employer contribution	$ 10
OPEB
Disclosure of defined benefit plans [line items]
Weighted average duration	14 years
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 10